Determination of fair values - Changes in Level 3 Items (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LPP put option liability
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 1,036	$ 1,453
Payment		0
Business combinations	0
Acquisition		0
Fair value remeasurement	(505)	(417)
Ending balance	531	1,036
Contingent considerations
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	8,470
Payment		(6,000)
Business combinations	3,004
Acquisition		0
Fair value remeasurement	0	(2,470)
Ending balance	3,004	0
Advances to a third party independent sales organization
Changes in fair value measurement, assets [abstract]
Beginning balance	46,680	51,175
Business combinations	0
Merchant residuals received, net of interest on advances to a third parties	(6,468)	(7,222)
Acquisition		3,240
Settlement of advances to a third party	(23,687)
Fair value remeasurement	91	(513)
Ending balance	16,616	46,680
Investments
Changes in fair value measurement, assets [abstract]
Beginning balance	1,148	1,148
Business combinations	0
Acquisition		0
Fair value remeasurement	0	0
Ending balance	$ 1,148	$ 1,148